Fair Value Measurements - Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets and Liabilities (Detail)	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at fair value through profit or loss [member] | Option pricing model [Member] | Historical volatility for shares, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities		0.519
Financial liabilities at fair value through profit or loss [member] | Option pricing model [Member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities		0.018
Financial liabilities at fair value through profit or loss [member] | Monte Carlo simulation model [member] | Historical volatility for shares, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.436	0.431
Financial liabilities at fair value through profit or loss [member] | Monte Carlo simulation model [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.017	0.020
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Market approach - market comparable companies [Member] | Liquidity discount Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.300	0.300
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Market approach - market comparable companies [Member] | Bottom of Range [member] | Revenue multiple, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.4	1.3
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Market approach - market comparable companies [Member] | Top of Range [member] | Revenue multiple, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	13.3	9.1
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member] | Discount cash flow model [Member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.160
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member] | Discount cash flow model [Member] | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.020
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member] | Binomial Option Pricing Model [member] | Bottom of Range [member] | Historical volatility for shares, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.533	0.533
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member] | Binomial Option Pricing Model [member] | Bottom of Range [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.014	0.020
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member] | Binomial Option Pricing Model [member] | Top of Range [member] | Historical volatility for shares, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.540	0.540
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member] | Binomial Option Pricing Model [member] | Top of Range [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.016	0.022